ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS - Syngenta Seedcare agreement (Details) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 12, 2022	Jan. 31, 2024	Jan. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Revenues from contracts with customers				$ 464,828,548	$ 419,446,439	$ 328,455,588
Agreement with syngenta crop protection
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Agreement term	10 years
Upfront payment received	$ 50,000,000
Syngenta's contribution to R&D investment	70.00%
Fixed consideration allocated to sell of license from upfront fee	$ 48,600,000
Revenues from contracts with customers		$ 15,700,000	$ 32,900,000
Agreement with syngenta crop protection | Minimum
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Variable consideration component (in percent)	30.00%
Agreement with syngenta crop protection | Maximum
ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS
Variable consideration component (in percent)	50.00%